Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
	December 31,
	2017	2016

Provision for professional fees	$572,875	$254,430
Government authorities	132,612	-
Grants received in advance	107,162	299,421
Provision for legal claims	74,612	40,000
Other	137,900	20,332

	$1,025,161	$614,183